            1999 Annual Report

                                   [MAS LOGO]


                  MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT
                                   MILLER ANDERSON & SHERRERD, LLP

                                               ADVISORY PORTFOLIOS


                                                               [MAS FUNDS LOGO]

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of September 30, 1999.

TABLE OF CONTENTS
MAS Overview and Statement of Net Assets


Advisory Foreign Fixed Income Portfolio.....    1
   Advisory Mortgage Portfolio..............    4

Statement of Operations.....................   16
Statement of Changes in Net Assets..........   17
Financial Highlights........................   18
Notes to Financial Statements...............   20
Report of Independent Accountants...........   25

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Foreign Fixed Income Portfolio as a vehicle for opportunistic foreign bond investments in the portfolios of its private advisory clients. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; (4) economies of scale in custodial fees associated with holding foreign securities.

All securities in the Portfolio have a credit quality rating of A or better and derivatives may be used to represent country investments or otherwise pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the Portfolio will tend to have a long maturity. Conversely, the Portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, yield curve slopes, and currency values. Historically, it has been attractive to invest in those countries when a country offers higher real interest rates than those available in other countries. In selecting investments, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

During the past fiscal year, the Portfolio was invested in continental European government bonds hedged back to U.S. dollars. These securities outperformed U.S. government bonds.

The Advisory Foreign Fixed Income Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                         ADVISORY FOREIGN FIXED INCOME

                                  [LINE GRAPH]

                                           AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/99*

                                                  MAS ADVISORY      SALOMON BROAD
                                                    FOREIGN             INDEX
      ---------------------------------------------------------------------------------------
      One Year                                        2.87%           (0.27)%
      Since Inception                                11.09%             7.96%

   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

   * The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (46.3%)

-----------------------------------------------------------
                          !!RATINGS         FACE
                          (STANDARD        AMOUNT     VALUE
SEPTEMBER 30, 1999        & POOR'S)         (000)    (000)!
-----------------------------------------------------------

DANISH KRONE (3.1%)
Kingdom of Denmark
   6.00%, 11/15/02              AAA    DKK  3,000  $    447
-----------------------------------------------------------

EURO (43.2%)
Deutsche Pfandbriefe &
  Hypothekenbank AG
   5.63%, 2/7/03                AAA    EUR    511       564
Government of France
  O.A.T.
   8.50%, 4/25/03               AAA         1,906     2,303
Netherlands Government
   6.50%, 4/15/03               AAA           454       516
Spanish Government
   5.25%, 1/31/03               AAA           343       375
Treuhandanstalt
   7.38%, 12/2/02               AAA         2,096     2,436
-----------------------------------------------------------
GROUP TOTAL                                           6,194
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $6,799)           6,641
-----------------------------------------------------------
CASH EQUIVALENTS (46.0%)
-----------------------------------------------------------
DISCOUNT NOTES (46.0%)
Federal Home Loan Bank
   5.16%, 10/20/99                        $ 1,400     1,396
Federal Home Loan Mortgage
  Corporation
   5.17%, 10/4/99                           1,400     1,399
   5.19%, 10/21/99                          1,400     1,396
Federal National Mortgage
  Association
   5.17%, 10/13/99                          1,000       999
   5.19%, 10/25/99                          1,400     1,395
-----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $6,585)                  6,585
-----------------------------------------------------------
TOTAL INVESTMENTS (92.3%) (Cost $13,384)             13,226
-----------------------------------------------------------

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (7.7%)
Cash                                               $    732
Foreign Currency (Cost $1)                                1
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $134)                                 134
Interest Receivable                                     282
Unrealized Gain on Forward Foreign Currency
  Contracts                                               7
Other Assets                                             15
Payable for Investment Advisory Fees                    (12)
Payable for Administrative Fees                          (1)
Payable for Variation on Futures Contracts              (26)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (15)
Other Liabilities                                       (21)
                                                   --------
                                                      1,096
-----------------------------------------------------------
NET ASSETS (100%)                                   $14,322
-----------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------
NET ASSETS
Applicable to 3,722,312 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                     $14,322
-----------------------------------------------------------
NET ASSET VALUE PER SHARE                           $  3.85
-----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $ 13,644
Undistributed Net Investment Income (Loss)              852
Unrealized Appreciation (Depreciation) on:
   Investment Securities                               (158)
   Foreign Currency Transactions                         10
   Futures                                              (26)
-----------------------------------------------------------
NET ASSETS                                         $ 14,322
-----------------------------------------------------------

!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY MORTGAGE PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Mortgage Portfolio as a vehicle for mortgage investing in the portfolios of its private advisory clients. By using the Portfolio instead of holding mortgages directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the mortgage position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual mortgage securities, some of which have unusual payment characteristics; (4) economies of scale in custodial fees associated with the frequent pay-downs of mortgage securities.

The Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities. Derivatives may be used to pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's fixed-income team, which makes strategic decisions about its structure and composition. The team seeks to achieve above-market returns by purchasing attractively-priced securities and by carefully managing the amount of prepayment risk, or call risk, within the Portfolio. Most mortgages contain an option to prepay the principal amount prior to maturity. These securities have higher yields as a result, and MAS calculates whether the additional yield is sufficient to compensate for the prepayment risk. The sensitivity of the Portfolio to mortgage prepayments is increased when yields, adjusted for probable prepayments, are attractive.

At the beginning of fiscal 1999, the Portfolio's prepayment sensitivity was approximately equal to that of its benchmark, the Lehman Mortgage Index. As spreads on fixed-rate current-coupon mortgages tightened towards the end of the first quarter, the Portfolio's position in these securities was decreased. However, in the third quarter, all non-Treasury securities' spreads widened, as a renewed appetite for liquidity moved investors away from mortgages and corporate bonds. Nonetheless, interest rates had increased to levels that made prepayment risk relatively low. Therefore, the Portfolio responded by re-establishing positions in mortgages to capture the wide spreads and low prepayment risk available in the market. At fiscal year-end, the Portfolio has a sensitivity to prepayment risk which is approximately equal to that of its benchmark.

The Advisory Mortgage Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with the Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                               ADVISORY MORTGAGE

                                  [LINE GRAPH]

                                           AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/99*

                                                                       LEHMAN
                                                  MAS ADVISORY        MORTGAGE
                                                    MORTGAGE            INDEX
      ---------------------------------------------------------------------------------------
      One Year                                       (0.32)%            2.27%
      Since Inception                                7.48%              7.41%

   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

   * The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (154.7%)

--------------------------------------------------------------
                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
SEPTEMBER 30, 1999         & POOR'S)        (000)       (000)!
--------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (107.5%)
Federal Home Loan
 Mortgage Corporation,
 Conventional Pools:
   6.75%, 12/1/05               Agy    $       68  $        67
   8.00%, 3/1/07-9/1/08         Agy           698          716
   8.25%, 10/1/06-7/1/08        Agy           855          877
   8.75%, 4/1/08                Agy           128          134
   9.00%, 10/1/16-4/1/21        Agy         4,491        4,764
   9.50%, 11/1/16-12/1/22       Agy        29,295       31,395
   10.00%, 10/1/04-4/1/25       Agy        31,615       34,214
   10.25%, 1/1/09-9/1/16        Agy           117          126
   10.50%, 7/1/00-3/1/21        Agy        14,744       16,178
   11.00%, 2/1/10-9/1/20        Agy         9,124       10,182
   11.25%, 6/1/10-12/1/15       Agy            63           70
   11.50%, 1/1/07-6/1/20        Agy         4,613        5,171
   11.75%, 3/1/11-8/1/14        Agy           322          361
   12.00%, 10/1/09-7/1/20       Agy         5,288        5,931
   12.50%, 10/1/09-7/1/19       Agy           580          652
   13.00%, 9/1/10-11/1/13       Agy            55           61
   13.50%, 12/1/09-2/1/10       Agy            66           74
  Gold Pools:
   9.50%, 7/25/22               Agy           851          914
   10.00%, 2/1/10-2/1/18        Agy         3,998        4,315
   10.50%, 5/1/16-3/1/27        Agy         1,382        1,516
   11.00%,
     5/01/12-11/1/15            Agy           274          306
   11.50%, 3/1/14               Agy            38           43
   12.00%, 3/01/15-6/1/20       Agy         3,485        3,912
  October TBA
   6.00%, 10/1/29               Agy     2,173,275    2,028,383
Federal National Mortgage
 Association,
 Conventional Pools:
   6.00%, 4/1/27-4/1/29         Agy       638,764      596,554
   7.00%, 3/1/11                Agy         2,455        2,455
   7.50%, 6/1/24-8/1/24         Agy         1,825        1,838
   8.00%, 10/1/07-12/1/16       Agy           126          130
   8.50%, 4/1/09                Agy           479          499
   9.00%, 6/1/18-12/1/21        Agy        18,239       19,311
   9.50%, 7/1/16-5/1/28         Agy        34,878       37,453
   10.00%, 3/1/06-4/1/27        Agy        71,201       77,222
   10.50%, 9/1/05-2/1/28        Agy        19,743       21,676
   10.75%, 11/1/07-6/1/13       Agy           107          119
   11.00%, 5/1/11-11/1/20       Agy         6,047        6,759
   11.25%, 1/1/11-1/1/16        Agy           254          284
   11.50%, 2/1/11-9/1/25        Agy         3,069        3,462
   12.00%, 9/1/10-5/1/20        Agy         5,044        5,743
   12.50%, 9/1/09-9/1/15        Agy         3,758        4,296
   12.75%, 7/1/14               Agy             6            7
   14.00%, 9/1/11               Agy            32           37
   14.50%, 1/1/13               Agy            43           49
  October TBA
   6.00%, 10/1/29               Agy     2,447,800    2,282,696

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
--------------------------------------------------------------
  November TBA
   6.00%, 11/1/29               Agy    $  646,350  $   602,146
   6.50%, 11/1/29               Agy       376,500      360,597
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.00%, 8/20/27               Tsy        11,974       12,077
   6.125%,
     12/20/25-12/20/27          Tsy       149,515      150,282
   6.375%,
     3/20/25-6/20/25            Tsy       106,312      107,135
   6.50%, 1/20/28-2/20/28       Tsy        40,169       40,370
   6.625%,
     7/20/27-9/20/27            Tsy        65,564       66,128
   6.875%,
     1/20/25-6/20/26            Tsy       118,505      119,439
   7.00%,
     2/20/25-11/20/25           Tsy        90,487       91,264
   7.125%, 7/20/25              Tsy        13,718       13,846
   7.375%,
     6/20/25-6/20/26            Tsy         4,035        4,075
Various Pools:
   6.625%, 9/20/27              Tsy        22,377       22,518
   6.875%,
     4/20/25-2/20/27            Tsy        11,059       11,120
   8.50%, 7/15/08-3/15/20       Tsy        19,581       20,483
   9.00%,
     10/15/17-11/15/24          Tsy       104,772      111,226
   9.50%, 7/15/09-9/15/28       Tsy       239,323      257,149
   10.00%,
     10/15/09-10/15/28          Tsy       330,646      359,348
   10.50%,
     1/15/01-4/15/25            Tsy        67,086       73,849
   11.00%,
     12/15/99-1/15/29           Tsy        84,434       94,596
   11.50%,
     12/15/09-11/15/19          Tsy         4,506        5,088
   12.00%,
     11/15/12-5/15/16           Tsy         8,414        9,596
   12.50%,
     5/15/10-7/15/15            Tsy           490          561
   13.00%,
     1/15/11-9/15/14            Tsy           230          263
   13.50%,
     5/15/10-9/15/14            Tsy           157          180
  October TBA
   7.00%, 10/15/29              Tsy     1,381,450    1,355,755
--------------------------------------------------------------
GROUP TOTAL                                          9,100,043
--------------------------------------------------------------
ASSET BACKED CORPORATES (37.1%)
Advanta Mortgage
  Loan Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12               AAA         1,296        1,291
  97-4 A2
   6.53%, 9/25/12               AAA         6,933        6,908
  99-3 A1
   6.81%, 5/25/14               AAA        43,000       42,929
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02              AAA           108          108
Americredit Automobile Receivables
  Trust,
  Series:
  96-B A
   6.50%, 1/12/02               AAA         1,391        1,393
  ## 98-B A2
   5.259%, 6/12/01              AAA        21,227       21,221

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
Arcadia Automobile
Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03              AAA    $   39,505  $    39,483
  97-D A3
   6.20%, 5/15/03               AAA        59,881       59,789
  98-A A3
   5.90%, 11/15/02              AAA        20,795       20,736
Associates Manufactured Housing
  Pass Through Certificates,
  Series 97-1 A3
   6.60%, 6/15/28               AAA           161          161
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12               AAA           167          166
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10              AAA         2,767        2,756
Block Mortgage Finance Co.,
  Series 99-1 A1
   5.94%, 8/26/13               AAA           929          923
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01              AAA        69,500       69,469
Boston Edison Co., Series
  99-1 A1
   5.99%, 3/15/03               AAA        70,850       70,730
Capital Auto Receivables
  Asset Trust,
  Series 99-2 A2
   6.06%, 6/15/02               AAA        66,325       66,224
Caterpillar Financial
  Asset Trust,
  Series 99-A A2
   5.90%, 3/25/02               AAA        50,000       49,875
Centex Home Equity,
  Series:
  99-1 A1
   6.07%, 3/25/18               AAA           570          566
  99-2 A1
   5.91%, 4/25/19               AAA         1,329        1,318
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04               AAA        11,829       11,817
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05              AAA         1,604        1,597
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   5.279%, 5/15/02              AAA        77,175       77,126

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
COMED Transitional
  Funding Trust, Series
  98-1 A1
   5.38%, 3/25/02               AAA    $   34,127  $    34,027
Contimortgage Home Equity
  Loan Trust,
  Series:
  ## 98-2 A2B PAC (11)
   5.41%, 3/15/13               AAA        14,452       14,445
  99-1 A1
   6.01%, 12/25/13              AAA         2,470        2,450
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02               AAA         1,016        1,014
  97-2 A
   6.65%, 10/15/02              AAA         4,277        4,281
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05               AAA        11,869       11,852
Daimler Benz Vehicle
  Trust,
  Series:
  98-A A2
   5.23%, 12/20/01              AAA        56,444       56,270
  98-A A3
   5.16%, 12/20/07              AAA        16,055       15,851
Delta Funding Home
  Equity Loan Trust,
  Series:
  98-4 A1F
   6.16%, 2/15/16               AAA        29,574       29,466
  99-1 A1F
   5.81%, 11/15/15              AAA        58,898       58,581
EQCC Home Equity
  Loan Trust,
  Series:
  98-1 A1F
   6.21%, 12/15/07              AAA            15           15
  98-2 A1F
   6.235%, 4/15/08              AAA           448          446
  99-1 A1F
   5.77%, 5/20/10               AAA        61,935       61,508
  99-2 A1F
   6.05%, 1/25/10               AAA        61,655       61,289
  99-3 A1F
   6.548%, 4/25/10              AAA       147,775      147,318
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01               AAA           925          924
  (+) 97-2 A1
   6.85%, 11/15/02              AAA         2,417        2,420

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
(CONT'D)                   & POOR'S)        (000)       (000)!
--------------------------------------------------------------
First Security Auto
Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03               AAA    $   23,528  $    23,502
  98-A A
   5.97%, 4/15/04               AAA        23,217       23,141
First Security Auto
  Owner Trust,
  Series:
  98-1 A2
   5.182%, 6/15/01              AAA        28,175       28,135
  99-1 A2
   5.311%, 9/15/00              AAA        57,140       56,982
  99-2 A2
   5.492%, 5/15/02              AAA         3,450        3,437
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.471%, 9/17/03              AAA        56,010       55,975
Fleetwood Credit Corp.,
  Series 92-A A
   7.10%, 2/15/07               AAA            46           46
Ford Credit Auto
  Owner Trust,
  Series:
  97-B A3
   6.05%, 4/15/01               AAA        15,607       15,608
  98-A A3
   5.65%, 10/15/01              AAA         3,585        3,577
  98-B A3
   5.85%, 10/15/01              AAA        19,500       19,457
  99-B A3
   5.47%, 9/15/01               AAA        91,125       90,667
  99-C A3
   5.77%, 11/15/01              AAA       149,000      148,443
  99-D A3
   6.20%, 4/15/02               AAA       116,400      116,367
GE Capital Mortgage
  Services, Inc.,
  Series 99-HE3 A1
   6.87%, 9/25/08               N/R        79,500       79,450
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02               AAA         9,922        9,933
Green Tree Financial
  Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09               AAA         4,370        4,370
  + 98-E A2
   5.829%, 11/15/29             Aaa        41,566       41,478
  + 98-E HIA1
   5.907%, 12/15/24             Aaa         1,865        1,861
  + 98-1 A2
   5.85%, 4/1/11                Aaa        14,673       14,637
  99-1 A1
   5.60%, 3/1/30                AAA         4,493        4,468

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
  99-1 A2
   5.43%, 3/1/30                AAA    $    1,750  $     1,739
  99-5 A1
   6.27%, 4/1/31                AAA        31,800       31,771
Green Tree Home Equity
  Loan Trust,
  Series:
  97-D HEA3
   6.39%, 9/15/28               AAA         3,864        3,865
  98-A A2
   6.04%, 6/15/29               AAA           579          578
  98-C A2
   6.03%, 7/15/29               AAA        38,438       38,404
  99-A A1
   5.59%, 2/15/13               AAA        63,658       63,473
  99-C A1
   5.99%, 7/15/30               AAA        98,021       97,818
  99-D A1
   6.29%, 10/15/13              AAA        19,250       19,241
  99-E A1
   6.32%, 8/15/30               N/R        83,275       83,226
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05               AAA           254          253
Greenpoint Manufactured
  Housing,
  Series:
  99-1 A1
   5.78%, 12/15/09              AAA        64,061       63,365
  99-3 I A1
   5.013%, 5/25/29              AAA        56,980       56,815
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  98-3 A1
   5.41%, 3/15/03               AAA        28,842       28,719
  99-1 A1
   5.25%, 7/15/03               AAA           423          420
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01             AAA        86,000       85,850
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03               AAA        18,255       18,201
  97-B A
   5.95%, 5/15/03               AAA        20,860       20,800
IMC Home Equity
  Loan Trust,
  Series:
  96-4 A3
   6.81%, 7/25/11               AAA         1,694        1,688
  98-1 A2
   6.31%, 12/20/12              AAA        23,355       23,276
## IndyMac Home Equity
  Loan, Series 98-A AF1
   5.47%, 9/25/20               AAA        34,565       34,529

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
(+) Long Beach Acceptance
Auto Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04               AAA    $    8,656  $     8,629
  98-1 A
   6.19%, 1/25/04               AAA         9,302        9,225
MMCA Automobile Trust,
  Series 97-1 A3
   6.06%, 5/15/01               AAA         9,433        9,427
Money Store (The) Home
  Equity Trust, Series
  98-A AF2
   6.205%, 3/15/12              AAA         1,292        1,292
Navistar Financial Corp.
  Owner Trust,
  Series:
  97-B A3
   6.20%, 3/15/01               AAA           534          534
  99-A A2
   5.55%, 2/15/02               AAA        47,575       47,321
Nissan Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   6.15%, 2/15/03               AAA        30,383       30,363
  99-A A2
   6.12%, 9/15/03               AAA       121,500      121,201
+ Oakwood Mortgage
  Investors, Inc., Series
  99-B A1
   5.023%, 5/15/09              Aaa           309          309
Onyx Acceptance
  Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/02              AAA           221          221
  97-3 A
   6.35%, 1/15/04               AAA           160          160
Option One Mortgage
  Loan Trust, Series 99-2
  A1
   5.88%, 5/25/29               AAA         1,306        1,297
Premier Auto Trust,
  Series:
  99-2 A2
   5.28%, 11/8/01               AAA         3,500        3,482
  99-3 A2
   5.82%, 2/8/02                AAA        57,075       56,902
Provident Bank Home Equity Loan
  Trust, Series 98-4 A1
   6.28%, 11/25/13              AAA           130          129
Residential Asset
  Securities Corp.,
  Series 99-KS2 A1
   5.439%, 4/25/14              AAA         3,679        3,675

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
Residential Funding Mortgage
  Securities Co., Inc.,
  Series:
  +## 98-HI2 A1
   5.42%, 2/25/10               Aaa    $    1,634  $     1,633
  99-HI1 A2
   6.05%, 9/25/08               AAA        37,271       37,062
  99-HI4 A1
   6.41%, 11/25/07              AAA        55,316       55,176
## Salomon Brothers Mortgage
  Securities VII,
  Series:
  96-6E A1
   5.837%, 3/30/25              AAA         5,496        5,467
  98-NC7 A1
   6.063%, 1/25/29              AAA        38,048       37,853
Saxson Asset Securities
  Trust,
  Series 99-2 AF1
   4.993%, 3/25/14              AAA        37,316       37,234
(+) Textron Financial Corp.
  Receivables Trust,
  Series 98-A A1
   5.82%, 2/15/02               AAA        28,472       28,377
Toyota Auto Receivables Owner
  Trust,
  Series 99-A A2
   5.80%, 12/17/01              AAA         5,750        5,728
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12              AAA        10,367       10,344
  98-A A1
   5.46%, 7/15/11               AAA           469          468
  98-B A1
   5.65%, 6/15/10               AAA            41           41
  ## 98-C A1
   5.50%, 12/15/12              AAA        36,317       36,286
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03                AAA           250          249
USAA Auto Loan
  Grantor Trust, Series
  97-1 A
   6.00%, 5/15/04               AAA           297          297
WFS Financial
  Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02               AAA        14,827       14,817
  98-C A2
   5.524%, 8/20/01              AAA         2,007        2,003
  97-D A3
   6.25%, 3/20/02               AAA           247          247
  99-B A2
   5.83%, 4/20/02               AAA        65,750       65,563

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
(CONT'D)                   & POOR'S)        (000)       (000)!
--------------------------------------------------------------
World Omni Automobile Lease
Securitization Corp.,
   Series 97-B A2
   6.08%, 11/25/03            AAA      $   39,418  $    39,407
--------------------------------------------------------------
GROUP TOTAL                                          3,136,727
--------------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26              N/R        14,233          278
  (+) 96-3 A YMA
   10/25/26                     N/R        14,233           14
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-3 A9 IO
   1.30%, 9/15/27               AAA        79,902        2,046
  (+) 96-3 A9 I YMA
   9/15/27                      N/R        79,902          110
  96-3 10 IO
   0.90%, 9/15/27               AAA        18,776          394
  (+) 96-3 10 I YMA
   9/15/27                      N/R        18,776           25
  96-4 A11 I IO
   1.10%, 1/15/28               AAA         7,913          165
  (+) 96-4 A11 I YMA
   1/15/28                      AAA         7,913            9
  96-4 A12 I IO
   1.05%, 1/15/28               AAA         1,641           36
  (+) 96-4 A12 I YMA
   1/15/28                      AAA         1,641            2
  97-1 A10 I IO
   1.10%, 3/15/28               AAA         9,961          213
  (+) 97-1 A10 I YMA
   3/15/28                      N/R         9,961           11
--------------------------------------------------------------
GROUP TOTAL                                              3,303
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL SERIES
  (5.8%)
Collateralized Mortgage
  Obligation Trust,
  Series 86-13 Q Inv Fl
   16.222%, 1/20/03             AAA            71           76
Federal Home Loan
  Mortgage Corporation,
  Series:
  13-B IO REMIC
   10.00%, 6/1/20               Agy         1,059          266
  16-B IO REMIC
   10.00%, 6/1/20               Agy           603          152
  18-B IO REMIC
   10.00%, 5/1/20               Agy           283           71
  88-17 I PAC-1 (11)
   9.90%, 10/15/19              Agy         3,629        3,829
  88-22 C PAC (11)
   9.50%, 4/15/20               Agy         1,523        1,599

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
  88-23 F PAC-1 (11)
   9.60%, 4/15/20               Agy    $    1,244  $     1,307
  89-39 F PAC-2 (11)
   10.00%, 5/15/20              Agy         2,108        2,233
  89-47 F PAC-1
   (12) REMIC
   10.00%, 6/15/20              Agy         1,299        1,371
  89-110 F PAC
   8.55%, 1/15/21               Agy           602          617
  90-164 B12 REMIC
   9.50%, 7/15/21               Agy         3,000        3,202
  1364-B Inv Fl IO REMIC
   5.299%, 9/15/07              Agy         5,822          593
  1364-E Inv Fl IO
   9.432%, 9/15/07              Agy         6,994        1,128
  1369-S Inv Fl IO REMIC
   4.063%, 9/15/07              Agy         5,721          394
  ## 1377-F REMIC
   5.938%, 9/15/07              Agy         5,068        5,093
  1381-SB Inv Fl IO
   11.568%, 10/15/07            Agy         2,499          498
  1395-S Inv Fl IO
   4.85%, 10/15/22              Agy        17,490        2,198
  1415-S Inv Fl IO
   20.063%, 11/15/07            Agy           172           59
  1463-B Inv Fl IO
   2.913%, 1/15/23              Agy        19,220        1,021
  1476-S Inv Fl IO
   REMIC PAC
   4.746%, 2/15/08              Agy         1,801          165
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08              Agy         1,954          131
  ## 1506-SD IO
   3.063%, 5/15/08              Agy           770           28
  ## 1591-FG REMIC
   5.875%, 10/15/23             Agy           779          775
  1600-SA Inv Fl IO REMIC
   2.563%, 10/15/08             Agy        13,993          588
  1603-QA PO REMIC
   10/15/23                     Agy        14,066        7,563
  1621-SD Inv Fl
   8.58%, 11/15/23              Agy         3,505        2,995
  1634-SC Inv Fl
   8.512%, 12/15/23             Agy         4,000        3,314
  ## 1710-D
   5.888%, 6/15/20              Agy        17,388       17,427
  ## 1809-SC IO
   3.05%, 12/15/23              Agy        97,259       11,389
  1911-C PO
   11/15/23                     Agy         7,398        5,153
  1936-A IO PAC
   1.00%, 2/15/27               Agy        94,290        2,970
  ## 1963-SA IO
   1.50%, 6/17/27               Agy        13,008          506
  1983-IB IO
   8.00%, 8/15/27               Agy       127,766       35,110

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
1985-PR IO
   8.00%, 7/15/27               Agy    $   65,547  $    17,717
  ## 2006-FA REMIC
   5.838%, 10/15/23             Agy         2,418        2,420
  2006-I IO
   8.00%, 10/15/12              Agy           480          102
  2193 B Inv Fl IO
   3.025%, 9/15/29              Agy       177,711       11,658
  E2 F
   5.988%, 2/15/24              Agy        13,914       13,870
Federal National Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18                Agy            20            5
  89-22 G PAC (11)
   10.00%, 5/25/19              Agy         3,725        3,988
  89-86 E PAC (11)
   8.75%, 11/25/19              Agy           106          109
  89-92 G PAC (11)
   8.60%, 12/25/04              Agy           750          770
  90-106 J PAC
   8.50%, 9/25/20               Agy           802          833
  90-118 S Inv Fl REMIC
   30.36%, 9/25/20              Agy           230          340
  ## 92-43 FC REMIC
   6.006%, 10/25/21             Agy         1,280        1,286
  92-89 SQ Inv Fl
   IO PAC (11)
   3603.206%, 6/25/22           Agy             3          235
  92-186 S Inv Fl IO
   3.75%, 10/25/07              Agy         2,936          206
  93-9 SB Inv Fl IO
   7.452%, 1/25/23              Agy         6,177        1,887
  ## 94-73 F
   5.906%, 12/25/20             Agy           997          999
  ## 94-97 FC
   6.044%, 3/25/24              Agy        12,978       13,084
  96-14 PC PO
   12/25/23                     Agy         3,840        2,626
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24              Agy         6,607          560
  ## 97-24 FG REMIC
   5.956%, 9/18/22              Agy           101          102
  97-30 SP Inv Fl REMIC
   3709.437%, 4/25/22           Agy            13        1,094
  97-42 SG Inv Fl IO
   2.594%, 7/18/27              Agy        23,706        1,121
  97-53 PI IO PAC
   8.00%, 8/18/27               Agy         5,658        1,494
  97-57 PJ IO
   7.50%, 10/18/26              Agy        23,525        5,964
  97-57 PV IO
   8.00%, 9/18/27               Agy        56,700       20,151
  97-59 JA IO
   8.00%, 7/18/27               Agy         7,000        3,175
  97-61 PK IO REMIC
   8.00%, 8/18/27               Agy        15,000        6,080
  ## 97-70 FA REMIC PAC (11)
   5.856%, 7/18/20              Agy         3,419        3,424

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
  ## 98-22 FA REMIC
   5.781%, 4/18/22              Agy    $   68,417  $    68,152
  98-22 SA Inv Fl IO
   2.594%, 4/18/28              Agy        81,727        4,855
  98-66 QH Inv Fl IO
   3.261%, 5/25/26              Agy        39,539        1,317
  98-66 QK Inv Fl IO
   2.818%, 12/25/28             Agy        24,291        2,446
  ## 99-42 SA
   2.818%, 10/25/28             Agy       211,267       10,711
  186 IO
   8.00%, 8/1/27                Agy        73,013       19,998
  191 IO
   8.00%, 1/1/28                Agy        60,934       17,286
  195 IO
   7.50%, 4/1/28                Agy        27,978        7,996
  207 2 IO
   8.00%, 2/1/23                Agy        11,073        3,159
  264 2 IO
   8.00%, 7/1/24                Agy        42,850       11,730
  267 2 IO
   8.50%, 10/1/24               Agy        38,066       10,194
  270 2 IO
   8.50%, 9/1/23                Agy        32,392        8,700
  274 2 IO
   8.50%, 10/1/25               Agy        46,215       12,377
  275 2 IO
   8.00%, 11/1/26               Agy         9,947        2,681
  277 2 IO
   7.50%, 4/1/27                Agy        23,772        6,716
  281 2 IO
   9.00%, 11/1/26               Agy        37,027        9,291
  291 2 IO
   8.00%, 11/1/27               Agy        25,638        7,138
  296 2 IO
   8.00%, 4/1/24                Agy         1,269          341
  2163-SA Inv Fl IO
   2.10%, 6/15/29               Agy       183,161        4,634
  2171-B
   6.28%, 6/25/09               Agy           190          181
  G92-52 SQ Inv Fl IO REMIC
   7721.192%, 9/25/22           Agy            21        3,518
  G92-53 S Inv Fl IO REMIC
   34.594%, 9/25/22             Agy         2,381        1,717
  G93-11 FA REMIC
   5.806%, 12/25/08             Agy         9,676        9,703
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17              AAA           125           28
Government National Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO REMIC
   3.063%, 6/16/26              Tsy        24,458        1,487
  96-13 S Inv Fl IO REMIC
   3.713%, 7/16/11              Tsy        14,004          963

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
(CONT'D)                   & POOR'S)        (000)       (000)!
--------------------------------------------------------------
97-13 SB Inv Fl IO
   2.563%, 9/16/27              Tsy    $   12,600  $       999
  99-29 SD Inv Fl IO
   2.62%, 3/16/26               Tsy         2,100          103
  99-30 SA Inv Fl IO
   2.80%, 8/16/29               Tsy       363,179       19,612
  99-32 Inv Fl IO
   2.75%, 7/16/27               Tsy       260,425       12,943
+ Kidder Peabody Mortgage Assets
  Trust, Series 87 B IO
   9.50%, 4/22/18               Aaa           198           46
--------------------------------------------------------------
GROUP TOTAL                                            490,143
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.8%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20              A           2,051        2,120
  V 1G
   9.125%, 4/25/21              AAA         6,340        6,626
@ Chase Mortgage
  Finance Corp., Series
  93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   8/30/99, cost $5,228)        N/R         5,342        5,314
Countrywide Funding Corp.,
  Series 95-4 M
   7.50%, 9/25/25               AA          6,322        6,180
GE Capital Mortgage
  Services, Inc., Series
  94-14 A7
   7.50%, 4/25/24               AAA         4,000        3,883
Kidder Peabody Funding
  Corp., Series 92-4 B2
   8.285%, 5/28/22              N/R             1            1
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03               AAA        39,525       41,351
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28               A-          1,844        1,827
Sears Mortgage Securities,
  Series 89-A 1
   9.00%, 9/25/19               N/R            37           37
--------------------------------------------------------------
GROUP TOTAL                                             67,339
--------------------------------------------------------------

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
COMMERCIAL MORTGAGES (3.4%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09               N/R    $    8,474  $     8,443
  ## 93-2 S1 IO
   1.091%, 1/18/09              N/R        64,600        1,869
  93-2 S2 IO
   0.70%, 1/18/09               N/R        19,996          330
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27               AAA        16,011       16,301
  ## 95-MD4 ACS2 IO
   2.321%, 8/13/29              AAA        33,583        4,707
  96-MD6 A1B
   6.88%, 11/13/26              AAA        18,175       18,017
  96-MD6 A1C
   7.04%, 11/13/26              AAA        20,895       20,541
  +## 97-D5 PS1 IO
   1.59%, 2/14/41               Aaa       151,061       13,526
  97-MD7 A1B
   7.41%, 1/13/30               AAA        29,325       29,121
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04               AA-        11,840       12,205
Carousel Center Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07             AA          4,925        4,873
  (+) 1 B
   7.188%, 10/15/07             A          16,900       16,653
  (+) 1 C
   7.527%, 10/15/07             BBB+          864          860
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15               AA          6,390        6,716
(+) Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/06              AA         15,900       15,912
(+) CVM Finance Corp.
   7.19%, 3/1/04                AA         23,441       23,491
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17              AAA       103,335        4,562
+## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.85%, 3/15/21               Aaa        99,104        6,530
  97-C2 X IO
   1.202%, 4/15/27              Aaa       367,108       22,541

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
+## GS Mortgage
Securities Corp. II,
  Series:
  97-GL X1A IO
   0.651%, 7/13/30              Aaa    $   42,635  $       160
  97-GL X2 IO
   0.93%, 7/13/30               Aaa        59,751        2,413
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/29               Aaa         1,383        1,386
Nomura Asset Securities
  Corp.,
  Series:
  ## 94-MD1 A1B
   7.711%, 3/15/18              N/R         3,305        3,301
  ## 94-MD1 A2
   7.862%, 3/15/18              N/R         5,135        5,225
  94-MD1 A3
   8.211%, 3/15/18              N/R         5,015        5,132
(+) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07               N/R         9,791        9,813
Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03              AA         15,262       15,012
(+)!!! Stratford Finance
  Corp.
   6.776%, 2/1/04               AA          9,400        9,170
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.573%, 2/25/28              N/R        74,710        3,864
  96-CFL X1A IO
   1.096%, 2/25/28              N/R        54,446          561
  96-CFL X2 IO
   1.159%, 2/25/28              N/R        22,995          481
--------------------------------------------------------------
GROUP TOTAL                                            283,716
--------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Bank of America, Series A
   8.375%, 5/1/07               AAA           512          512
California Federal
  Savings & Loan, Series
  86-1A
   8.80%, 1/1/14                AA             43           43
@ Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $86)                    N/R            86           86
@ ## Dedham Savings
  Participation Certificate
   8.198%, 5/1/01
   (acquired 7/30/96,
   cost $106)                   N/R           107          107

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
                           & POOR'S)        (000)       (000)!
--------------------------------------------------------------
@ First Federal Savings & Loan
  Association, Series 92-C
   8.75%, 6/1/06
   (acquired 4/28/95-
   8/28/97, cost $0)            AA     $      207  $       207
@ ## Fortune Mortgage
  Corp. Participation
  Certificate
   7.80%, 8/1/99
   (acquired 7/30/96-
   2/3/98, cost $83)            N/R            84           83
Gemsco Mortgage Pass
  Through Certificate,
  Series 87-A
   8.701%, 11/25/10             AA            529          533
@ Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 8/30/99,
   cost $113)                   N/R           112          112
## Resolution Trust Corp., Series
  92-5 C
   8.60%, 1/25/26               AA          4,392        4,365
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                AA          4,785        4,696
Sears Mortgage Securities,
  Series 82-3
   10.00%, 11/1/12              AA            221          221
@ Shearson American
  Express, Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   6/29/98, cost $283)          AA            276          276
@ Virginia Beach Federal
  Savings & Loan
  Participation Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $164)                   N/R           171          171
--------------------------------------------------------------
GROUP TOTAL                                             11,412
--------------------------------------------------------------
U.S. TREASURY SECURITY (0.0%)
!!! U.S. Treasury Bill
   3/9/00                       Tsy         5,000        4,892
--------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $13,090,071)    13,097,575
--------------------------------------------------------------
PREFERRED STOCK (1.2%)
--------------------------------------------------------------
                                         SHARES
                                       ----------
MORTGAGES-OTHER (1.2%)
(+)+ Home Ownership Funding Corp.
   13.331% (Cost $97,046)        Aaa      117,425       97,025
--------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                           !!RATINGS         FACE
                           (STANDARD       AMOUNT        VALUE
(CONT'D)                   & POOR'S)        (000)       (000)!
--------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
--------------------------------------------------------------
Morgan Guaranty Trust Co., 11/20/05;
  monthly payments equal to 1% per
  annum of the outstanding notional
  balance, indexed to GNMA ARM pools
  (Cost $9,656)                 N/R    $  146,787  $     2,650
--------------------------------------------------------------
CASH EQUIVALENTS (21.5%)
--------------------------------------------------------------
COMMERCIAL PAPER (12.8%)
Abbey National N.A.
   5.30%, 11/19/99                         36,200       35,939
Albertson's Inc.
   5.28%, 10/22/99                         20,000       19,938
American Express Credit Corp.
   5.28%, 10/21/99                         50,000       49,853
ANZ (Delaware), Inc.
   5.26%, 10/18/99                         48,100       47,981
Associates Corp. of North America
   5.25%, 10/4/99                          50,000       49,978
Bank of America
   5.30%, 11/1/99                          43,850       43,650
Barclays U.S. Funding Corp.
   5.27%, 10/20/99                         50,000       49,861
Bell South Communications
   5.20%, 10/4/99                          35,000       34,985
   5.28%, 10/26/99                          9,750        9,714
Campbell Soup Co.
   5.22%, 10/5/99                          35,000       34,980
Canadian Imperial Holdings
   5.28%, 10/21/99                         50,000       49,853
Chase Manhattan Bank
   5.32%, 11/12/99                         20,100       19,975
Chevron Corp.
   5.28%, 10/25/99                         40,000       39,859
CIT Group Holdings
   5.29%, 10/29/99                         50,000       49,794
Daimler-Benz
   5.18%, 10/4/99                          46,700       46,680
Dresdner U.S. Finance, Inc.
   5.29%, 10/22/99                         50,000       49,841
Ford Motor Credit Corp.
   5.29%, 10/15/99                         50,000       49,894
General Electric Capital Corp.
   5.31%, 10/29/99                         50,000       49,794
H.J. Heinz Co.
   5.33%, 10/29/99                         32,000       31,867
Household Finance Corp.
   5.25%, 10/14/99                         50,000       49,905
IBM Credit Corp.
   5.22%, 10/4/99                          50,000       49,979
International Lease Finance Corp.
   5.25%, 10/8/99                          30,300       30,269
Lloyds Bank
   5.26%, 10/4/99                          22,000       21,990
Proctor & Gamble Co.
   5.28%, 11/4/99                          39,500       39,303
Prudential, Inc.
   5.28%, 10/29/99                     $   50,000  $    49,794

                                             FACE
                                           AMOUNT        VALUE
                                            (000)       (000)!
--------------------------------------------------------------
Toyota Motor Credit Corp.
   5.28%, 10/25/99                     $   25,000  $    24,912
Wal-Mart Stores, Inc.
   5.28%, 10/25/99                         25,000       24,912
   5.30%, 11/8/99                          25,000       24,860
--------------------------------------------------------------
GROUP TOTAL                                          1,080,360
--------------------------------------------------------------
REPURCHASE AGREEMENT (8.7%)
Chase Securities, Inc. 5.20%, dated
  9/30/99, due 10/1/99, to be
  repurchased at $734,883,
  collateralized by various U.S.
  Government Obligations, due
  10/1/99-8/15/01 valued at $735,588      734,777      734,777
--------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,815,137)             1,815,137
--------------------------------------------------------------
TOTAL INVESTMENTS (177.4%) (Cost $15,011,910)       15,012,387
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-77.4%)
Cash                                                     3,072
Dividends Receivable                                     3,914
Interest Receivable                                     41,396
Receivable for Investments Sold                          6,180
Receivable for Forward Commitments                     968,610
Receivable for Shares Sold                              26,308
Receivable from Investment Adviser                         323
Receivable for Daily Variation on Futures
  Contracts                                                713
Other Assets                                               238
Payable for Investments Purchased                      (22,913)
Payable for Forward Commitments                     (7,544,603)
Payable for Fund Shares Redeemed                        (3,850)
Payable for Administrative Fees                           (549)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                             (236)
Unrealized Loss on Swap Agreements                     (25,031)
Other Liabilities                                       (2,391)
                                                   -----------
                                                    (6,548,819)
--------------------------------------------------------------
NET ASSETS (100%)                                  $ 8,463,568
--------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------
NET ASSETS
Applicable to 843,526,840 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                    $ 8,463,568
--------------------------------------------------------------
NET ASSET VALUE PER SHARE                          $     10.03
--------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                    $ 8,735,982
Undistributed Net Investment Income (Loss)              57,608
Undistributed Realized Net Gain (Loss)                (304,397)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                    477
  Futures and Swaps                                    (26,102)
--------------------------------------------------------------
NET ASSETS                                         $ 8,463,568
--------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

------------------------------------------------------------
@      Restricted Security-Total market value of restricted
        securities owned at September 30, 1999 was $6,356 or
        0.1% of net assets.
!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
!!!    A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed is
        as of September 30, 1999.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with an
  Fl    inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        1999.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                             ADVISORY
                                                             FOREIGN              ADVISORY
                                                             FIXED INCOME         MORTGAGE
                                                             PORTFOLIO            PORTFOLIO
                                                                               Year Ended September 30, 1999
(In Thousands)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                           $   659                      $470,467
    Dividends                                                               --                         6,016
------------------------------------------------------------------------------------------------------------
       Total Income                                                        659                       476,483
------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                        $ 56              $ 26,671
    Less: Waived Fees                                            (56)       --     (26,671)               --
    Administrative Fee--Note C                                               6                         5,688
    Custodian Fee--Note E                                                    2                           477
    Audit Fee                                                               13                            46
    Legal Fee                                                               --                           149
    Filing & Registration Fees                                              --                           267
    Other Expenses                                                           1                           358
    Reimbursement of Expenses--Note B                                       --                         (819)
------------------------------------------------------------------------------------------------------------
       Total Expenses                                                       22                         6,166
------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                  (1)                        (477)
------------------------------------------------------------------------------------------------------------
       Net Expenses                                                         21                         5,689
------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                     638                       470,794
------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                   (1)                    (313,303)
    Foreign Currency Transactions                                        1,062                            --
    Futures                                                                (60)                     (30,465)
------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                          1,001                     (343,768)
------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                 (844)                     (77,468)
    Foreign Currency Transactions                                         (282)                           --
    Futures and Swaps                                                      (72)                     (35,421)
------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           (1,198)                    (112,889)
------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                 (197)                    (456,657)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $   441               $        14,137
------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                        ADVISORY
                                                        FOREIGN                                 ADVISORY
                                                        FIXED INCOME                            MORTGAGE
                                                        PORTFOLIO                               PORTFOLIO
                                                              Year Ended September 30,
                                                            --------------------------                   Year Ended September 30,
                                                                                                       --------------------------
                                                              1998                1999
(In Thousands)                                                                                        1998
                                                                                                                             1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
    Net Investment Income (Loss)                        $    9,012            $    638          $  303,099          $     470,794
    Realized Net Gain (Loss)                                 9,480               1,001             110,081              (343,768)
    Change in Unrealized Appreciation (Depreciation)           589              (1,198)             34,164              (112,889)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                     19,081                 441             447,344                 14,137
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A9
     Net Investment Income                                 (24,773)             (9,526)           (270,978)             (390,191)
     Realized Net Gain                                          --              (1,724)            (35,687)                    --
     In Excess of Realized Net Gain                             --                  --                  --              (140,602)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 (24,773)            (11,250)           (306,665)             (530,793)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    INSTITUTIONAL CLASS:
     Issued                                                245,094                  --           3,594,760              4,166,442
     In Lieu of Cash Distributions                          19,123               9,223             244,268                452,674
     Redeemed                                             (334,781)             (1,775)           (654,370)           (2,035,656)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                       (70,564)              7,448           3,184,658              2,583,460
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                              (76,256)             (3,361)          3,325,337              2,066,804
NET ASSETS:
    Beginning of Period                                     93,939              17,683           3,071,427              6,396,764
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                       $   17,683            $ 14,322          $6,396,764          $   8,463,568
---------------------------------------------------------------------------------------------------------------------------------
    Undistributed net investment income (loss) included
      in end of period net assets                       $    8,747            $    852          $   17,560          $      57,608
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    INSTITUTIONAL CLASS:
     Shares Issued                                          24,440                  --             337,613                408,195
     In Lieu of Cash Distributions                           1,981               2,231              23,087                 43,874
     Shares Redeemed                                       (33,786)               (246)            (61,395)             (197,750)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class
        Shares Outstanding                                  (7,365)              1,985             299,305                254,319
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
ADVISORY FOREIGN FIXED INCOME PORTFOLIO
                                               October 7,
                                                1994** to                                         Year Ended September 30,
                                            September 30,                    ---------------------------------------------
                                                     1995             1996          1997!!          1998!!          1999!!
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.00         $  10.80         $ 11.73         $ 10.32         $ 10.18
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                     0.74             0.68            0.58            0.48            0.19
    Net Realized and Unrealized Gain
      (Loss) on Investments                          0.44             1.02            0.80            0.48              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     1.18             1.70            1.38            0.96            0.19
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                           (0.38)           (0.66)          (1.88)          (1.10)          (5.52)
    Realized Net Gain                                  --            (0.11)          (0.88)             --           (1.00)
    In Excess of Realized Net Gain                     --               --           (0.03)             --              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 (0.38)           (0.77)          (2.79)          (1.10)          (6.52)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 10.80         $  11.73         $ 10.32         $ 10.18         $  3.85
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.12%           16.47%          14.08%          10.19%           2.87%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)        $537,133         $236,092         $93,939         $17,683         $14,322
    Ratio of Expenses to Average Net
      Assets (1)                                    0.16%*           0.12%           0.14%           0.12%           0.15%
    Ratio of Net Investment Income to
      Average Net Assets                            7.44%*           6.06%           5.68%           4.84%           4.24%
    Portfolio Turnover Rate                           96%             170%            208%            318%              0%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                          0.38%*           0.38%           0.38%           0.38%           0.39%
    Ratio Including Expense Offsets                 0.15%*           0.12%           0.14%           0.12%           0.14%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
** Commencement of Operations
++ Per share amounts for the years ended September 30, 1997, September 30, 1998 and September 30, 1999 are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
ADVISORY MORTGAGE PORTFOLIO
                                     April 12,
                                     1995** to                                                    Year Ended September 30,
                                  September 30,                      -----------------------------------------------------
                                          1995               1996               1997               1998               1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   10.00         $    10.41         $    10.29         $    10.59         $    10.86
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
    Net Investment Income
      (Loss)                              0.25               0.72               0.75               0.69               0.66
    Net Realized and
      Unrealized Gain (Loss)
      on Investments                      0.35              (0.06)              0.34               0.36              (0.69)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                               0.60               0.66               1.09               1.05              (0.03)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                (0.19)             (0.72)             (0.71)             (0.67)             (0.58)
    Realized Net Gain                       --              (0.03)             (0.08)             (0.11)                --
    In Excess of Realized Net
      Gain                                  --              (0.03)                --                 --              (0.22)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      (0.19)             (0.78)             (0.79)             (0.78)             (0.80)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $   10.41         $    10.29         $    10.59         $    10.86         $    10.03
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             6.03%              6.56%             11.03%             10.36%             (0.32%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period
      (Thousands)                   $1,443,038         $1,974,592         $3,071,427         $6,396,764         $8,463,568
    Ratio of Expenses to
      Average Net Assets (1)             0.10%*             0.09%              0.09%              0.09%              0.09%
    Ratio of Net Investment
      Income to Average Net
      Assets                             6.72%*             7.17%              7.55%              6.83%              6.62%
    Portfolio Turnover Rate               110%               139%               144%               126%                94%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION
    ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
    Reduction in Ratio due to
      Expense
      Reimbursement/Waiver               0.49%*             0.39%              0.40%              0.40%              0.39%
    Ratio Including Expense
      Offsets                            0.08%*             0.08%              0.08%              0.08%              0.08%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
** Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1999, the Fund was comprised of twenty-two active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes interest rate swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign with-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    holding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 1999, the Advisory Foreign Fixed Income Portfolio's net assets included foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR: MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the year ended September 30, 1999 by the Portfolios were $121,000.

Expenses incurred by the Fund for the year ended September 30, 1999 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1999, purchases and sales of investment securities other than temporary cash investments were:

                                                (000)
                                       ------------------------
              Portfolio                 Purchases      Sales
              ---------                -----------  -----------
Advisory Foreign
  Fixed Income                         $        --  $        --
Advisory Mortgage                       14,848,350   10,219,943

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At September 30, 1999, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                 (000)
                           -------------------------------------------------
        Portfolio             Cost       Appreciation   Depreciation    Net
        ---------          -----------   ------------   ------------   -----
Advisory Foreign
Fixed Income               $    13,384     $     --      $    (158)    $(158)
Advisory Mortgage           15,011,912      103,862       (103,387)      475

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at September 30, 1999, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                         (000)
           -----------------------------------------------------------------
                                                                   Net
           Currency           In                                Unrealized
              to           Exchange   Settlement               Appreciation
           Deliver           For         Date       Value     (Depreciation)
           --------        --------   ----------   --------   --------------
ADVISORY FOREIGN FIXED INCOME
Sales:
EUR         3,215     US$   3,403      10/26/99    US$3,428       US$(25)
EUR         3,060           3,295      10/27/99       3,263           32
DKK         3,300             474       11/5/99         474           --
                                                              ----------
                                                                  US$  7
                                                              ----------

              DKK  --   Danish Krone
              EUR  --   Euro
              US$  --   U.S. Dollar

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. FUTURES CONTRACTS. At September 30, 1999, the Portfolios had the following futures contracts open:

                                                                Unrealized
                          Number     Aggregate                 Appreciation
                            of       Face Value   Expiration  (Depreciation)
       Portfolio         Contracts     (000)         Date         (000)
       ---------         ---------   ----------   ----------  --------------
Purchases:
 ADVISORY FOREIGN
  FIXED INCOME
  5 yr. Euro BOBL             47     EUR  4,927                  US$ (26)
                                                    Dec-99
                                                              -----------
 ADVISORY MORTGAGE
  U.S. Treasury Long
   Bond                    1,275     US$ 145,270                 US$(538)
                                                    Dec-99
                                                              -----------
Sales:
 ADVISORY MORTGAGE
                                                   Dec-99-
  90 day Euro$               209     US$ 49,084                  US$(218)
                                                    Mar-01
  U.S. Treasury 10 yr.
   Note                      639     US$ 70,370                  US$(315)
                                                    Dec-99
                                                               ------------
                                                                 US$(533)
                                                              -----------

              EUR  --   Euro
              US$  --   U.S. Dollar

5. SWAP AGREEMENTS. At September 30, 1999, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                                        Unrealized
 Notional                                              Appreciation
  Amount                                              (Depreciation)
   (000)                   Description                    (000)
--------------------------------------------------------------------
   $115,000   Agreement with Bankers Trust Company
              terminating August 25, 2008 to pay 3
              month LIBOR monthly and to receive
              fixed rate at 6.04% semiannually.          $ (5,847)
    $50,000   Agreement with Bankers Trust Company
              terminating August 27, 2008 to pay 3
              month LIBOR quarterly and to receive
              fixed rate at 6.08% semiannually.            (2,384)
   $116,000   Agreement with Bankers Trust Company
              terminating August 27, 2008 to pay 3
              month LIBOR quarterly and to receive
              fixed rate at 6.10% semiannually.            (5,414)

                                                        Unrealized
 Notional                                              Appreciation
  Amount                                              (Depreciation)
   (000)                   Description                    (000)
--------------------------------------------------------------------
    $29,000   Agreement with Bankers Trust Company
              terminating August 28, 2008 to pay 3
              month LIBOR monthly and to receive
              fixed rate at 6.03% semiannually.          $ (1,503)
    $47,500   Agreement with Bankers Trust Company
              terminating September 17, 2008 to pay
              3 month LIBOR quarterly and to receive
              fixed rate at 5.64% semiannually.            (3,645)
    $78,000   Agreement with Bankers Trust Company
              terminating September 21, 2008 to pay
              3 month LIBOR quarterly and to receive
              fixed rate at 5.59% semiannually.            (6,238)
                                                       -----------
                                                         $(25,031)
                                                       -----------

LIBOR -- London Interbank Offer Rate

H. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1999, the Advisory Mortgage Portfolio may elect to defer capital losses occurring between November 1, 1998 and September 30, 1999 up to $303,399,000.

I. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $1,000 and $477,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
Advisory Foreign Fixed Income Portfolio & Advisory Mortgage Portfolio

In our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio (each a portfolio of the MAS Funds, hereafter referred to as a "Fund") at September 30, 1999, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 1999

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

The Advisory Mortgage Portfolio hereby designates $38,346,000 as long-term 20% capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended September 30, 1999*, the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio earned 14.6% and 14.1%, respectively, of income from direct U.S. Treasury obligations.

* Amounts for the period ended December 31, 1999 will be provided with Form 1099-DIV, to be mailed in January 2000.

--------------------------------------------------------------------------------

                                [MAS FUNDS LOGO]

                                [MAS LETTERHEAD]




                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.